Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Table of Debt Securities FVTPL

	December 31, 2020	December 31, 2019

Government securities	915,323	70,617
Private securities - Corporate bonds	27,438	127,432
BCRA Liquidity Bills	—	5,424,513

TOTAL	942,761	5,622,562

Table of Derivative Financial Assets FVTPL

	December 31, 2020	December 31, 2019
Foreign Currency Forwards	2,695,749	3,209,511
Put Option - Prisma Medios de Pago S.A.	1,182,000	932,562
Interest Rate Swaps	—	6,175

TOTAL	3,877,749	4,148,248

Table of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap

	December 31, 2020	December 31, 2019
Foreign Currency Forwards

Foreign currency forward purchases - US$	1,011,403	618,497
Foreign currency forward sales - US$	978,794	620,956
Foreign currency forward sales - Euros	6,834	1,804
Foreign currency forward purchases - Euros	—	35

Interest rate swaps

Fixed rate for floating rate	—	1,500,050
Floating rate for fixed rate	—	92,463

Table of Equity Instruments FVTPL

	December 31, 2020	December 31, 2019
Prisma Medios de Pago S.A. (1)	6,033,808	4,129,157
Mercado de Valores de Buenos Aires S.A.	154,000	109,423
BYMA-Bolsas y Mercados Argentinos S.A.	136,274	85,576
Investment Funds	1,471,868	1,329,517

TOTAL	7,795,950	5,653,673

(1)
This balance corresponds to the amount of 10,805,542 shares held in Prisma Medios de Pago S.A., representing 5.44% of such company’s capital stock. Such equity interest was measured at fair value, which management estimated using a report prepared by independent appraisers.